Restricted short-term deposits	12 Months Ended
Dec. 31, 2020
Restricted short-term deposits
Restricted short-term deposits

8.    Restricted short-term deposits

As of December 31, 2019, the Group’s restricted short-term deposits were RMB653,034, which was mainly pledged as collateral for the banking facilities of HK$320 million and US$40 million.

As of December 31, 2020, the Group’s restricted short-term deposits were RMB205,461 which was mainly pledged as collateral for the banking facilities of RMB200 million.